Prepayments and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepayments and other current assets [Abstract]
Prepaid advertising fees	$ 6,898	$ 2,789
Prepaid rental	4,863	2,285
Rental and other deposits	2,211	929
Input VAT	2,090	1,106
Employee advances	3,785	519
Interest receivable	2,574	481
Prepayment for purchase of assets	282	404
Prepayment for office expenses	940	162
Others	488	435
Total	$ 24,131	$ 9,110